14. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Notes
14. FINANCIAL INSTRUMENTS

14.FINANCIAL INSTRUMENTS

The Company’s financial instruments comprise financial assets such as cash, accounts receivable and note receivable from affiliate. Financial liabilities include accounts payable, loans payable, lines of credit, and lease liabilities. These instruments are primarily measured at amortized cost in the consolidated financial statements.

Management has assessed that the carrying amounts of these financial instruments approximate their fair values as at December 31, 2024.

Classification within the Fair Value Hierarchy

In accordance with IFRS 13 Fair Value Measurement, the Group classifies the fair value of its financial instruments based on a three-level hierarchy:

•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•Level 2: Inputs other than quoted prices that are observable for the asset or liability.

•Level 3: Inputs that are not based on observable market data (unobservable inputs).

All of the Group’s financial instruments are classified within Level 3, as they are valued using internal models and unobservable inputs.

Valuation Techniques

No financial instruments are measured at fair value on a recurring basis. For instruments measured at amortized cost, fair values are estimated based on discounted cash flows using market interest rates applicable to instruments with similar terms and risks. Due to the nature of the instruments, carrying values are deemed to approximate fair value.

Transfers Between Levels

There were no transfers between levels of the fair value hierarchy during the year ended December 31, 2024

Risk Exposure and Management

The Company is exposed to various financial instrument risks and continuously assesses the impact and likelihood of this exposure. These risks include credit risk, liquidity risk, interest rate risk and currency risk.  Where material these risks are reviewed and monitored by the Board of Directors.

Credit Risk

Credit risk arises from the non-performance by counterparties of contractual financial obligations resulting in financial loss to the Company. Management believes the risk of loss to be minimal.

Liquidity Risk

Liquidity risk refers to the risk that the Company will not be able to meet its financial obligations when they become due or can only do so at excessive cost. The Company had a working capital of $1,165,457 as of December 31, 2024. All the Company’s financial liabilities have contractual maturities of less than 30 days and are subject to normal trade terms. Therefore, the Company is not exposed to any significant liquidity risk.

Interest Rate Risk

Interest risk is the risk that the fair value or future cash flows will fluctuate because of changes in market risk. The Company’s accounts receivable currently bears no interest. The Company is not exposed to any interest rate risk.

Currency Risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.  The Company’s exposure to currency risk is limited to cash, accounts receivable, notes receivable, accounts payable and loans payable denominated in United States of America dollars. The Company does not enter into derivative financial instruments contracts to mitigate foreign exchange risk.